Offerings	Mar. 27, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share (1)	[2]
Offering Note	The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share (1)	[2]
Offering Note	The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Depositary Shares (1) (4)	[2],[3]
Offering Note	The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	Debt Securities (1)	[2]
Offering Note	The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go basis.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Warrants (1)	[2]
Offering Note	The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go basis.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Subscription Rights (1)	[2]
Offering Note	The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go basis.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Purchase Contracts (1)	[2]
Offering Note	The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go basis.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Units (1)	[2]
Offering Note	The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go basis.

[1]	Omitted pursuant to Instruction 2.A.iii.b. to Item 16(b) of Form S-3. An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
[2]	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
[3]	Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt.